Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Plant and buildings [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years to life of mine
Equipment and vehicles [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4 years to life of mine
Computer equipment [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 to 5 years